UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01735

FPA New Income, Inc.

(Exact name of registrant as specified in charter)

11601 Wilshire Blvd.,

Ste. 1200, Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

J. Richard Atwood, President

FPA New Income, Inc.

11601 Wilshire Blvd., Ste. 1200,

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 9/30

Date of reporting period: 7/1/18 to 6/30/19

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-1735

Reporting Period: 07/01/2018 - 06/30/2019

FPA New Income, Inc.

============================== FPA New Income Inc ==============================

BOART LONGYEAR LIMITED

Ticker:       BLY            Security ID:  Q1645L104

Meeting Date: MAY 22, 2019   Meeting Type: Annual

Record Date:  MAY 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Gretchen McClain as Director      For       For          Management

2     Approve Remuneration Report             For       Against      Management

--------------------------------------------------------------------------------

BOART LONGYEAR LTD.

Ticker:       BLY            Security ID:  Q1645L104

Meeting Date: DEC 06, 2018   Meeting Type: Court

Record Date:  DEC 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Scheme of Arrangement in        For       Did Not Vote Management

      Relation to the Acquisition of the

      Company by Boart Longyear Incorporated

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date:	August 8, 2019